Long-term debt (Tables)	12 Months Ended
Dec. 31, 2016
Long-term debt
Schedule Of Long-term Debt
				US dollar-denominated amount

In millions			Maturity			December 31,	2016	2015
Notes and debentures (1)
Canadian National series:
	5.80%	10-year notes (2)	June 1, 2016	US$	250		$-	$346
	1.45%	5-year notes (2)	Dec. 15, 2016	US$	300		-	415
	-	3-year floating rate notes (3)	Nov. 14, 2017	US$	250		336	346
	5.85%	10-year notes (2)	Nov. 15, 2017	US$	250		336	346
	5.55%	10-year notes (2)	May 15, 2018	US$	325		436	450
	6.80%	20-year notes (2)	July 15, 2018	US$	200		269	277
	5.55%	10-year notes (2)	Mar. 1, 2019	US$	550		738	761
	2.75%	7-year notes (2)	Feb. 18, 2021				250	250
	2.85%	10-year notes (2)	Dec. 15, 2021	US$	400		537	554
	2.25%	10-year notes (2)	Nov. 15, 2022	US$	250		336	346
	7.63%	30-year debentures	May 15, 2023	US$	150		201	208
	2.95%	10-year notes (2)	Nov. 21, 2024	US$	350		470	484
	2.80%	10-year notes (2)	Sep. 22, 2025				350	350
	2.75%	10-year notes (2)	Mar. 1, 2026	US$	500		671	-
	6.90%	30-year notes (2)	July 15, 2028	US$	475		638	657
	7.38%	30-year debentures (2)	Oct. 15, 2031	US$	200		269	277
	6.25%	30-year notes (2)	Aug. 1, 2034	US$	500		671	692
	6.20%	30-year notes (2)	June 1, 2036	US$	450		604	623
	6.71%	Puttable Reset Securities PURSSM (2)	July 15, 2036	US$	250		336	346
	6.38%	30-year debentures (2)	Nov. 15, 2037	US$	300		403	415
	3.50%	30-year notes (2)	Nov. 15, 2042	US$	250		336	346
	4.50%	30-year notes (2)	Nov. 7, 2043	US$	250		336	346
	3.95%	30-year notes (2)	Sep. 22, 2045				400	400
	3.20%	30-year notes (2)	Aug. 2, 2046	US$	650		872	-
	4.00%	50-year notes (2)	Sep. 22, 2065				100	100
Illinois Central series:
	7.70%	100-year debentures	Sep. 15, 2096	US$	125		168	173
BC Rail series:
	Non-interest bearing 90-year subordinated notes (4)		July 14, 2094				842	842
Total notes and debentures							$10,905	$10,350
Other
Commercial paper							605	458
Capital lease obligations							344	522
Total debt, gross							11,854	11,330
Net unamortized discount and debt issuance costs (4)							(917)	(903)
Total debt (5)							10,937	10,427
Less: Current portion of long-term debt							1,489	1,442
Total long-term debt							$9,448	$8,985

(1)	The Company’s notes and debentures are unsecured.
(2)	The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
(3)	This floating rate note bears interest at the three-month London Interbank Offered Rate (LIBOR) plus 0.17%. The interest rate as at December 31, 2016 was 1.07% (2015 - 0.53%).
(4)	As at December 31, 2016, these notes were recorded as a discounted debt of $10 million (2015 - $10 million) using an imputed interest rate of 5.75% (2015 - 5.75%). The discount of $832 million (2015 - $832 million) is included in Net unamortized discount and debt issuance costs.
(5)	See Note 17 - Financial instruments for the fair value of debt.

Schedule of Gross Issuance Repayments Commercial Paper

The following table presents the issuances and repayments of commercial paper:

In millions	Year ended December 31,	2016	2015	2014
Issuances of commercial paper		$3,656	$2,624	$2,443
Repayments of commercial paper		(3,519)	(2,173)	(2,720)
Net issuance (repayment) of commercial paper		$137	$451	$(277)

Schedule of Long term debt maturities, including capital lease repayments on debt outstanding for the next five years and thereafter

The following table provides the long-term debt maturities, including capital lease repayments on debt outstanding as at December 31, 2016, for the next five years and thereafter

In millions	Capital leases	Debt	Total
2017 (1)	$212	$1,277	$1,489
2018	17	697	714
2019	10	730	740
2020	16	-	16
2021	6	781	787
2022 and thereafter	83	7,108	7,191
Total	$344	$10,593	$10,937

(1) Current portion of long-term debt.

Schedule Of US Dollar Denominated Debt
In millions	December 31,		2016		2015
Notes and debentures		US$	6,675	US$	6,075
Commercial paper			451		331
Capital lease obligations			158		274
Total amount of US dollar-denominated debt in US$		US$	7,284	US$	6,680
Total amount of US dollar-denominated debt in C$			$9,780		$9,245